Expense Example - BlackRock Global Allocation V.I. Fund	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,042
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,247
Class III
Expense Example:
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	$ 1,353